Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2015 Portfolio℠
March 31, 2024
VIPF2015-NPRT1-0524
1.830292.118
Domestic Equity Funds - 18.3%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	34,423	1,949,732
VIP Equity-Income Portfolio Initial Class (a)	58,827	1,585,976
VIP Growth & Income Portfolio Initial Class (a)	73,023	2,176,092
VIP Growth Portfolio Initial Class (a)	30,355	3,232,177
VIP Mid Cap Portfolio Initial Class (a)	12,396	499,453
VIP Value Portfolio Initial Class (a)	54,768	1,110,697
VIP Value Strategies Portfolio Initial Class (a)	31,123	551,816
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,238,434)		11,105,943

International Equity Funds - 19.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	386,757	4,219,521
VIP Overseas Portfolio Initial Class (a)	269,335	7,479,427
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,401,758)		11,698,948

Bond Funds - 57.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	961,484	8,682,204
Fidelity International Bond Index Fund (a)	178,093	1,633,111
Fidelity Long-Term Treasury Bond Index Fund (a)	193,668	1,886,329
VIP High Income Portfolio Initial Class (a)	213,433	1,001,002
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,285,790	21,486,428
TOTAL BOND FUNDS (Cost $36,724,727)		34,689,074

Short-Term Funds - 5.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.14% (a)(b) (Cost $3,179,293)	3,179,293	3,179,293

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $49,544,212)	60,673,258
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,797)
NET ASSETS - 100.0%	60,665,461

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	9,341,789	466,379	1,116,867	3,186	(32,514)	23,417	8,682,204
Fidelity International Bond Index Fund	1,915,549	96,936	373,161	11,965	(17,335)	11,122	1,633,111
Fidelity Long-Term Treasury Bond Index Fund	2,300,409	95,420	427,518	17,374	(81,390)	(592)	1,886,329
VIP Contrafund Portfolio Initial Class	1,791,452	122,180	252,664	7,251	68,754	220,010	1,949,732
VIP Emerging Markets Portfolio Initial Class	4,338,412	243,354	493,547	3,654	15,039	116,263	4,219,521
VIP Equity-Income Portfolio Initial Class	1,452,686	212,888	210,038	8,134	6,939	123,501	1,585,976
VIP Government Money Market Portfolio Initial Class 5.14%	4,679,020	589,718	2,089,445	48,113	-	-	3,179,293
VIP Growth & Income Portfolio Initial Class	1,996,900	228,518	258,685	13,409	8,540	200,819	2,176,092
VIP Growth Portfolio Initial Class	2,966,784	216,049	369,180	44,480	28,124	390,400	3,232,177
VIP High Income Portfolio Initial Class	1,029,515	40,027	87,747	431	(2,246)	21,453	1,001,002
VIP Investment Grade Bond II Portfolio - Initial Class	20,864,630	2,513,792	1,772,544	12,719	(67,485)	(51,965)	21,486,428
VIP Mid Cap Portfolio Initial Class	454,667	63,908	69,597	8,410	5,838	44,637	499,453
VIP Overseas Portfolio Initial Class	7,655,851	213,322	933,654	28,352	218,308	325,600	7,479,427
VIP Value Portfolio Initial Class	1,013,180	176,568	148,643	21,934	19,182	50,410	1,110,697
VIP Value Strategies Portfolio Initial Class	501,376	88,987	78,544	7,019	10,513	29,484	551,816
	62,302,220	5,368,046	8,681,834	236,431	180,267	1,504,559	60,673,258

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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